Bank Loans - Long term bank loans (Details)	1 Months Ended
	Dec. 31, 2021 CNY (¥) building	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Long-term bank loans, current portion	¥ 50,200,000	$ 7,877,475
Secured loan agreement with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Principal amount of debt	¥ 152,000,000	$ 23,852,117
Debt instrument, interest rate	5.00%	5.00%
Time deposits collateralized, short-term investments	¥ 30,000,000	$ 4,707,655
Time deposits collateralized, long-term investments	130,000,000	20,399,837
Long-term bank loans, current portion	30,200,000	4,739,039
Secured loan agreement with Bank of DaLian
Debt Instrument [Line Items]
Principal amount of debt	¥ 200,000,000	$ 31,384,364
Debt instrument, interest rate	5.00%	5.00%
Percentage of equity guaranteed for repayments of loan	100.00%
Number of buildings guaranteed for repayments of loan	2
Carrying amount	¥ 288,313,328	$ 45,242,653
Long-term bank loans, current portion	¥ 20,000,000	$ 3,138,436